Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	30,000,000	30,000,000
Preferred stock, shares, issued	0	0
Preferred stock, shares, outstanding	0	0
Common stock, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares, issued	11,893,291	8,015,756	5,654,830
Common stock, shares, outstanding	11,893,291	8,015,756	5,654,830
Notes Payable [Member]
Debt issuance costs, net	$ 148,278	$ 212,848	$ 0
Convertible Notes Payable - Related Parties [Member]
Debt issuance costs, net	291,667	366,666	466,667
Line of Credit [Member]
Debt issuance costs, net	0	15,573	$ 30,000
Convertible Notes Payable [Member]
Debt issuance costs, net	$ 61,997	$ 0